UNIT-BASED AND NONCASH COMPENSATION - SMP Net Profits Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation	$ 6,174	$ 4,696	$ 2,999
SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of membership interests authorized for issuance, percent				7.50%
Award vesting period	5 years
Unit-based compensation	$ 800	$ 1,100	$ 1,200